CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income		$ 1,645,158		$ 1,077,399		$ 932,902
Adjustments to reconcile net income to net cash provided by operating activities:
Credit loss expense		1,655,924		1,937,119		2,226,438
Deferred tax benefit		(129,716)		(354,342)		(430,134)
Depreciation, amortization and accretion		2,490,780		2,603,657		2,617,812
Net gain on sale or disposal of loans, investment securities, and other assets		(107,701)		(64,780)		(91,808)
Originations and purchases of LHFS		(8,194,278)		(4,166,203)		(18,772)
Proceeds from sales of and collections on LHFS		7,545,173		2,905,464		2,580
Net change in:
Trading securities and trading liabilities, net		(3,637,780)		(2,363,396)		(2,122,482)
Other assets and BOLI		200,174		(573,420)		(358,269)
Other liabilities		544,312		129,565		(852,465)
Other operating activities, net		(4,813)		27,259		1,543
NET CASH PROVIDED BY OPERATING ACTIVITIES		2,007,233		1,158,322		1,907,345
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of AFS investment securities		307,084		200,344		311,052
Proceeds from prepayments and maturities of AFS investment securities		889,845		927,596		1,564,733
Purchases of AFS investment securities		(1,272,586)		(1,086,071)		(1,884,820)
Proceeds from prepayments and maturities of HTM investment securities		1,287,903		663,766		520,183
Purchases of HTM investment securities		(3,269,613)		(1,473,482)		0
Proceeds from sales and maturities of equity method and other investments		293,576		388,043		709,583
Purchases of and contributions to equity method and other investments		(754,176)		(702,739)		(1,118,344)
Net change in federal funds sold and securities purchased under resale agreements		(507,437)		2,106,484		2,185,365
Proceeds from sales of LHFI		1,719,482		2,675,319		1,641,811
Purchases of LHFI		(491,404)		(137,253)		(117,192)
Net change in loans other than purchases and sales		(322,543)		(714,028)		(5,002)
Purchases and originations of operating leases		(2,075,341)		(4,343,559)		(6,171,296)
Proceeds from the sale and termination of operating leases		3,464,487		4,532,699		4,634,147
Purchases and sales of premises and equipment, net		(235,036)		(278,468)		(256,057)
Proceeds from sale of residual interest in VIE		96,449		196,688		63,592
Net cash paid for branch disposition		(462,323)		0		0
Acquisition of interest in limited partnership		(801,683)		0		0
Other investing activities, net		73,115		131,690		60,399
NET CASH (USED IN) / PROVIDED BY INVESTING ACTIVITIES		(2,060,201)		3,087,029		2,138,154
CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in deposits and other customer accounts		1,406,245		1,041,429		(2,055,365)
Net change in short-term borrowings		(1,010,014)		274,741		1,192,950
Net proceeds from long-term borrowings		27,583,220		33,708,183		31,399,685
Repayments of long-term borrowings		(33,399,989)		(33,108,274)		(31,812,857)
Net change in federal funds purchased and securities loaned or sold under repurchase agreements		3,157,446		12,162		907,967
Dividends paid on common stock and preferred stock		(1,531,700)		(1,301,927)		(3,090,774)
Preferred stock offering		0		0		1,500,000
Other financing activities, net		(32,343)		36,212		16,710
NET CASH (USED IN) / PROVIDED BY FINANCING ACTIVITIES		(3,827,135)		662,526		(1,941,684)
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH		(3,880,103)		4,907,877		2,103,815
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD		23,576,006	[1]	18,668,129	[1]	16,564,314
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	[1]	$ 19,695,903		$ 23,576,006		$ 18,668,129

[1]	The years ended December 31, 2025, 2024 and 2023 include cash and cash equivalents balances of $14.4 billion, $18.5 billion and $13.1 billion, respectively, and restricted cash balances of $5.3 billion, $5.0 billion and $5.5 billion, respectively.